Summary of Significant Accounting Policies and Basis of Presentation - (Additional Information) (Detail) $ in Thousands		12 Months Ended
	Jun. 20, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 19, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Stock split, conversion ratio	0.53
Cash maintain				$ 600
Impairment		$ 0	$ 0
Lease Expiration Date		Jan. 31, 2026
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]		Useful Life, Lease Term [Member]
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		5 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		3 years